Financial Instruments - Derivative (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) $ / $ Institution	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Jul. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Jan. 31, 2018 MXN ($)	Nov. 30, 2017 MXN ($)
Derivative Financial Instruments
Carrying Value, Assets					$ 4,592			$ 1,035,522
Carrying Value, Liabilities					915,290			148,061
Notional Amount					122,378,292
Designated as hedging instruments
Derivative Financial Instruments
Notional Amount				$ 2,470,600	46,653,315		$ 2,585,800	50,869,542
Designated as hedging instruments | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Carrying Value, Assets								340,153
Notional Amount								6,000,000
Designated as hedging instruments | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Carrying Value, Assets								299,560
Notional Amount								5,000,000
Designated as hedging instruments | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Carrying Value, Assets					38,543			85,073
Notional Amount					2,000,000			2,000,000		$ 2,000,000
Cumulative gain (loss) on change in fair value of hedge instruments	$ (38,543)	$ 85,073
Gain (loss) on change in fair value of hedge instruments	20,933	12,374
Designated as hedging instruments | Interest rate swap maturity in October 2022
Derivative Financial Instruments
Carrying Value, Assets					30,702			63,420
Notional Amount			$ 1,500,000		$ 1,500,000			$ 1,500,000
Borrowing interest rate (as a percent)				7.35%	7.35%		7.35%	7.35%
Cumulative gain (loss) on change in fair value of hedge instruments	(30,702)	63,420
Gain (loss) on change in fair value of hedge instruments	15,472
Designated as hedging instruments | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Carrying Value, Assets					$ 83,122			$ 76,876
Notional Amount					2,500,000			$ 2,500,000	$ 2,500,000
Borrowing interest rate (as a percent)							7.7485%	7.7485%
Cumulative gain (loss) on change in fair value of hedge instruments	(83,122)	$ 76,876
Gain (loss) on change in fair value of hedge instruments	16,167
Designated as hedging instruments | Interest rate swap maturity at June 2024
Derivative Financial Instruments
Carrying Value, Assets					185,205
Notional Amount					$ 6,000,000	$ 6,000,000
Borrowing interest rate (as a percent)				7.3873%	7.3873%
Cumulative gain (loss) on change in fair value of hedge instruments	(185,205)
Gain (loss) on change in fair value of hedge instruments	$ 21,488
Designated as hedging instruments | Forward maturity at January 2020 through September 2020
Derivative Financial Instruments
Carrying Value, Assets					$ 144,466
Notional Amount				$ 218,688			$ 224,000
Average foreign exchange rate | $ / $	19.9256	19.6767
Cumulative gain (loss) on change in fair value of hedge instruments	$ (144,466)	$ 100,922
Gain (loss) on change in fair value of hedge instruments	$ (107,440)	(153,853)
Designated as hedging instruments | Forward maturity at January 2019 through November 2019
Derivative Financial Instruments
Carrying Value, Assets								$ 100,922
Notional Amount							224,000
Designated as hedging instruments | TVI | Interest rate swap maturity between May 2020 through May 2022
Derivative Financial Instruments
Carrying Value, Assets					4,592
Notional Amount					407,200
Number of financial institutions for derivative agreements | Institution	2
Cumulative gain (loss) on change in fair value of hedge instruments	$ (54,383)	21,722
Gain (loss) on change in fair value of hedge instruments	26,962	33,692
Designated as hedging instruments | TVI | Interest rate swap maturity between April 2019 through May 2022
Derivative Financial Instruments
Carrying Value, Assets								37,251
Notional Amount								1,188,667
Designated as hedging instruments | TVI | Interest rate swap maturity at April 2022
Derivative Financial Instruments
Carrying Value, Assets					8,943			32,267
Notional Amount					$ 938,182			1,145,871
Borrowing interest rate (as a percent)				7.2663%	7.2663%
Cumulative gain (loss) on change in fair value of hedge instruments	(8,943)	32,267
Gain (loss) on change in fair value of hedge instruments	11,738	8,881
Designated as hedging instruments | Average fixed rate | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)				7.3275%	7.3275%
Designated as hedging instruments | Average fixed rate | TVI | Interest rate swap maturity between May 2020 through May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)				5.508%	5.508%
Not designated as hedging instruments | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Notional Amount								6,000,000
Gains on change in fair value of derivatives	152,415
Cumulative gain (loss) on change in fair value of hedge instruments		340,153
Gain (loss) on change in fair value of hedge instruments	248,420	119,975	58,278
Not designated as hedging instruments | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Gains on change in fair value of derivatives	44,333
Gain (loss) on change in fair value of hedge instruments	$ 106,515	$ 69,483	$ 26,457
Not designated as hedging instruments | Forward maturity at January 2020 through October 2020
Derivative Financial Instruments
Carrying Value, Liabilities					$ 242,777
Notional Amount				$ 361,550			491,400
Average foreign exchange rate | $ / $	19.9898	20.3561
Gain (loss) on change in fair value of hedge instruments	$ (820,585)
Gains (loss) on change in fair value of derivatives		$ (331,946)
Not designated as hedging instruments | Forward maturity at January 2019 through October 2019
Derivative Financial Instruments
Carrying Value, Liabilities								99,979
Notional Amount							491,400
Not designated as hedging instruments | TVI | Forward maturity at January 2020 through October 2020
Derivative Financial Instruments
Carrying Value, Liabilities					45,968
Notional Amount				66,000
Average foreign exchange rate | $ / $	20.0094
Gain (loss) on change in fair value of hedge instruments	$ (149,389)
Not designated as hedging instruments | TVI | Forward maturity at January 2019 through October 2019
Derivative Financial Instruments
Carrying Value, Liabilities								10,255
Notional Amount							75,000
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2020 through October 2020
Derivative Financial Instruments
Carrying Value, Liabilities					48,474
Notional Amount				73,000
Average foreign exchange rate | $ / $	20.0049
Gain (loss) on change in fair value of hedge instruments	$ (147,383)
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2019 through October 2019
Derivative Financial Instruments
Carrying Value, Liabilities								10,518
Notional Amount							82,000
Not designated as hedging instruments | Sky forward | Forward maturity at January 2020 through September 2020
Derivative Financial Instruments
Carrying Value, Liabilities					$ 87,090
Notional Amount				$ 127,850
Average foreign exchange rate | $ / $	20.0001
Gain (loss) on change in fair value of hedge instruments	$ (115,189)
Not designated as hedging instruments | Sky forward | Forward maturity at January 2019 through August 2019
Derivative Financial Instruments
Carrying Value, Liabilities								$ 27,309
Notional Amount							$ 38,600
Not designated as hedging instruments | Fixed interest rate | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Borrowing interest rate (as a percent)							5.9351%	5.9351%
Not designated as hedging instruments | Fixed interest rate | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)							6.5716%	6.5716%
Not designated as hedging instruments | TIIE | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Borrowing interest rate (as a percent)							0.35%	0.35%
Not designated as hedging instruments | TIIE | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)				0.35%	0.35%		0.35%	0.35%